ORGANIZATION AND BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Organization

C-Bond Systems, LLC (the "Company") is a limited liability company incorporated in Texas on August 7, 2013 and is a nanotechnology company and sole owner, developer and manufacturer of the patented C-Bond technology. The Company is engaged in the implementation of proprietary and nanotechnology applications and processes to enhance properties of strength, functionality and sustainability within brittle material systems. The Company presently has a focus in the multi-billion dollar glass and window film industry with target markets in the United States and internationally.

On April 25, 2018, the Company entered into an Agreement and Plan of Merger and Reorganization, or the Merger Agreement with WestMountain Alternative Energy, Inc. ("WestMountain"), an inactive publicly held company, and its subsidiary, WETM Acquisition Corp. ("Acquisition Sub"). Pursuant to the terms of the Merger Agreement, on April 25, 2018, or the Closing Date, the Acquisition Sub merged with and into the Company, which was the surviving corporation. Accordingly, the Company became a wholly-owned subsidiary of WestMountain. All share and per share data in the accompanying consolidated financial statements have been retroactively restated to reflect the effect of the recapitalization (See Note 10).

Basis of presentation and principles of consolidation

The Company's consolidated financial statements include the financial statements of its wholly-owned subsidiaries, C-Bond R&D Solutions, LLC, C-Bond Industrial Solutions, LLC, and C-Bond Security Solutions, LLC. All significant intercompany accounts and transactions have been eliminated in consolidation.

Management acknowledges its responsibility for the preparation of the accompanying unaudited condensed consolidated financial statements which reflect all adjustments, consisting of normal recurring adjustments, considered necessary in its opinion for a fair statement of its financial position and the results of its operations for the periods presented. The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (the "U.S. GAAP") for interim financial information and with the instructions Article 8-03 of Regulation S-X. Operating results for interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole. Certain information and note disclosure normally included in consolidated financial statements prepared in accordance with U.S. GAAP has been condensed or omitted from these statements pursuant to such accounting principles and, accordingly, they do not include all the information and notes necessary for comprehensive consolidated financial statements These unaudited condensed consolidated financial statements should be read in conjunction with the summary of significant accounting policies and notes to the consolidated financial statements for the years ended December 31, 2017 and 2016 of the Company which were included in the Company's report on Form 8-K as filed with the Securities and Exchange Commission on May 1, 2018.

Going concern

These unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying condensed consolidated financial statements, the Company had a net loss of $2,286,848 for the three months ended March 31, 2018. The net cash used in operations was $297,532 for the three months ended March 31, 2018. Additionally, the Company had an accumulated deficit, shareholders' deficit, and a working capital deficit of $25,141,404, $399,920 and $491,154, respectively, at March 31, 2018. These factors raise substantial doubt about the Company's ability to continue as a going concern for a period of twelve months from the issuance date of this report. Management cannot provide assurance that the Company will ultimately achieve profitable operations or become cash flow positive, or raise additional debt and/or equity capital. The Company is seeking to raise capital through additional debt and/or equity financings to fund its operations in the future. Although the Company has historically raised capital from sales of common shares and from the issuance of convertible promissory notes, there is no assurance that it will be able to continue to do so. If the Company is unable to raise additional capital or secure additional lending in the near future, management expects that the Company will need to curtail its operations. These consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.